UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 77.8%
	APPLICATIONS SOFTWARE – 2.2%
30,000	Intuit, Inc.	$2,908,800

	COMMERCIAL SERVICES – 1.6%
70,000	ARAMARK Holdings Corp.	2,214,100

	COMMERCIAL SERVICES-FINANCE – 1.3%
20,000	MasterCard, Inc. - Class A	1,727,800

	COMPUTER SERVICES – 2.3%
19,000	International Business Machines Corp.	3,049,500

	COMPUTERS – 3.6%
39,550	Apple, Inc.	4,921,206

	DIVERSIFIED FINANCIAL SERVICES – 4.0%
350,000	Bank of America Corp.	5,386,500

	E-COMMERCE/PRODUCTS – 5.7%
133,000	eBay, Inc.*	7,671,440

	ENGINEERING/R & D SERVICE – 2.0%
60,000	Jacobs Engineering Group, Inc.*	2,709,600

	ENTERTAINMENT SOFTWARE – 1.2%
71,000	Activision Blizzard, Inc.	1,613,475

	FINANCE-CREDIT CARD – 1.6%
28,000	American Express Co.	2,187,360

	FOOD & BEVERAGE – 4.4%
30,000	Diageo PLC - ADR[1]	3,317,100
28,000	PepsiCo, Inc.	2,677,360
		5,994,460

	INVESTMENT COMPANIES – 3.4%
90,000	Oaktree Capital Group LLC	4,649,400

	LIFE/HEALTH INSURANCE – 2.7%
56,000	Aflac, Inc.	3,584,560

	MEDICAL-BIOMEDICAL/GENERICS – 3.5%
47,810	Gilead Sciences, Inc.*	4,691,595

	MEDICAL-DRUGS – 0.4%
10,000	AbbVie, Inc.	585,400

	MEDICAL-GENERIC DRUGS – 5.1%
110,000	Teva Pharmaceutical Industries Ltd. - ADR[1]	6,853,000

	MULTI-LINE INSURANCE – 4.0%
100,000	American International Group, Inc.	5,479,000

	MULTIMEDIA – 2.4%
100,000	Twenty-First Century Fox, Inc. - Class B	3,288,000

	OIL-FIELD SERVICES – 4.2%
130,000	Halliburton Co.	5,704,400

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PIPELINES – 2.7%
111,000	Enterprise Products Partners LP	$3,655,230

	PUBLISHING-PERIODICALS – 2.2%
67,500	Nielsen N.V.[1]	3,008,475

	RETAIL-DISCOUNT – 3.0%
27,000	Costco Wholesale Corp.	4,090,365

	RETAIL-JEWELRY – 2.7%
41,500	Tiffany & Co.	3,652,415

	SCHOOLS – 1.0%
45,214	American Public Education, Inc.*	1,355,516

	VETERINARY DIAGNOSTICS – 0.3%
57,000	Kindred Biosciences, Inc.*	406,980

	WEB PORTALS/ISP – 6.1%
7,000	Google, Inc. - Class A*	3,836,000
100,000	Yahoo!, Inc.*	4,443,500
		8,279,500

	WIRELESS EQUIPMENT – 4.2%
49,000	SBA Communications Corp.*	5,737,900

	TOTAL COMMON STOCKS (Cost $90,281,583)	105,405,977

	EXCHANGE-TRADED FUNDS – 4.7%
215,000	ProShares Short Russell 2000*	3,156,200
147,000	ProShares Short S&P500*	3,154,620

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,612,096)	6,310,820

	REAL ESTATE INVESTMENT TRUSTS – 3.7%
	REITS-WAREHOUSE/INDUSTRIES – 3.7%
635,000	Chambers Street Properties	5,003,800

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,959,227)	5,003,800
Principal Amount

	SHORT-TERM INVESTMENTS – 13.1%
$17,801,461	UMB Money Market Fiduciary, 0.01%[2]	17,801,461

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,801,461)	17,801,461

	TOTAL INVESTMENTS – 99.3% (Cost $119,654,367)	134,522,058
	Other assets in excess of liabilities – 0.7%	$909,577

	TOTAL NET ASSETS – 100.0%	$135,431,635

Oakseed Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
Oakseed Opportunity Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to achieve long-term capital appreciation. The Fund commenced investment operations on December 31, 2012, with two classes of shares, Investor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

(b) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

Cost of investments	$120,579,172

Gross unrealized appreciation	$15,654,355
Gross unrealized depreciation	(1,711,469)

Net unrealized appreciation on investments	$13,942,886

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Oakseed Opportunity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$105,405,977	$-	$-	$105,405,977
Exchange-Traded Funds	6,310,820	-	-	6,310,820
Real Estate Investment Trusts	5,003,800	-	-	5,003,800
Short-Term Investments	17,801,461	-	-	17,801,461
Total Investments	$134,522,058	$-	$-	$134,522,058

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/26/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/26/2015